Details of Significant Accounts - Interest income, schedule of interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Interest income from bank deposits	$ 4,188	$ 1,977	$ 131
Interest income from financial assets at amortized cost	5,309	52	0
Imputed interest on deposit	1	0	0
Interest income	$ 9,498	$ 2,029	$ 131